Convertible Preferred Stock (Details Narrative) - USD ($)																1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended			12 Months Ended
	Nov. 15, 2021	Jul. 12, 2021	Jun. 14, 2021	May 17, 2021	Apr. 19, 2021	Apr. 06, 2021	Apr. 05, 2021	Mar. 24, 2021	Mar. 22, 2021	Mar. 08, 2021	Feb. 22, 2021	Feb. 07, 2021	Feb. 07, 2021	Jan. 26, 2021	Jan. 12, 2021	Apr. 22, 2021	Jun. 30, 2022	Jun. 30, 2021	Jul. 12, 2021	Jun. 30, 2022	Jun. 30, 2021	Oct. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Jul. 26, 2021
Preferred stock, shares authorized																	9,200,000			9,200,000			9,200,000	9,200,000
Preferred stock, par value																	$ 0.001			$ 0.001			$ 0.001	$ 0.001
Number of stock sold, shares																						150,233
Preferred stock dividend recognized																	$ 8,847	$ (12,616)		$ 19,105	$ 34,843		$ 61,684	$ 37,236
Warrant term																						5 years
Number of warrants to purchase common stock																						7,511,650	3,500,000	3,500,000
Exercise price of warrants																						$ 0.25	$ 0.10	$ 0.25
Issuance of common stock																								$ 75,000
Purchase price per share																									$ 0.13
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized																	10,000,000			10,000,000			10,000,000
Preferred stock, par value																	$ 0.001			$ 0.001			$ 0.001	$ 0.001
Preferred stock shares designated																	500,000			500,000			500,000
Conversion of preferred stock into common stock, description																				The shares of Series A Preferred Stock and Series B Preferred Stock are each currently convertible into one hundred (100) shares of the Company’s common stock. The Series A Preferred Stock accrues dividends at the rate of 6% per annum, payable in cash as and when declared by the Board or upon a liquidation			The shares of Series A Preferred Stock and Series B Preferred Stock are each currently convertible into one hundred (100) shares of the Company’s common stock
Dividend rate percentage																				6.00%			6.00%
Series A convertible preferred stock, issued																	65,233			65,233			65,233	150,233
Series A convertible preferred stock, outstanding																	65,233			65,233			65,233	150,233
Preferred stock, par value																							$ 0.001
Purchase price per share																	$ 0.60	$ 0.60		$ 0.60	$ 0.60		0.60	$ 0.60
Series B Convertible Preferred Stock [Member]
Preferred stock, par value																	$ 0.001			$ 0.001			$ 0.001	$ 0.001
Preferred stock shares designated																	300,000			300,000			300,000
Series A convertible preferred stock, issued																	238,501			238,501			238,501	0
Series A convertible preferred stock, outstanding																	238,501			238,501			238,501	0
Series A Preferred Stock [Member]
Preferred stock, shares authorized																							10,000,000
Preferred stock, par value																							$ 0.001
Preferred stock shares designated																							500,000
Dividend rate percentage																				6.00%			6.00%
Preferred stock, par value																	$ 10			$ 10			$ 10
Number of stock sold, shares																				0		150,233	0
Dividends, Preferred Stock, Cash																				$ 118,025			$ 98,920
Conversion of stock, shares converted	30,000					30,000		10,000						5,000	10,000
Series A Preferred Stock [Member] | Preferred Stock Sales [Member]
Number of stock sold, shares																						150,233
Proceeds from sale of stock																						$ 1,502,330
Warrant term																						5 years
Number of warrants to purchase common stock																						7,511,650
Exercise price of warrants																						$ 0.25
Series B Preferred Stock [Member]
Preferred stock shares designated																							300,000
Preferred stock, par value																	$ 15			$ 15			$ 15
Number of stock sold, shares																				0
Series B Preferred Stock [Member] | Seven Accredited Investors [Member]
Number of shares issued, shares																35,167
Issuance of common stock																$ 527,520
Purchase price per share																$ 15
Series B Preferred Stock [Member] | Chief Executive Officer, Isiah L. Thomas III [Member]
Number of shares issued, shares																3,334
Issuance of common stock																$ 50,010
Purchase price per share																$ 15
Series B Preferred Stock [Member] | Share Purchase Agreement [Member] | ISIAH International, LLC [Member]
Preferred stock, par value												$ 15	$ 15
Number of shares issued, shares		33,333	33,333	33,334	16,667		16,666		16,667	16,667	16,667	200,000	16,666						200,000
Conversion of stock, shares issuable												20,000,000
Issuance of common stock		$ 499,995	$ 499,995	$ 500,010	$ 250,005		$ 249,990		$ 250,005	$ 250,005	$ 250,005	$ 3,000,000	$ 249,990						$ 3,000,000
Purchase price per share												$ 15	$ 15
Conversion of stock conversion price per share												$ 0.15	$ 0.15
Share purchase												200,000
Common Stock [Member]
Conversion of stock, shares issued	3,000,000					3,000,000		1,000,000						500,000	1,000,000